Stock-Based Compensation - Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 510	$ 534	$ 544
Income tax benefits	(116)	(131)	(179)
Net stock-based compensation cost	393	403	364
Unrecognized compensation cost related to non-vested awards	$ 821	851
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 7 months 6 days
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 82	91	88
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	361	384	401
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 67	$ 59	$ 55